Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oil & gas revenues	$ 10,942,270	$ 8,496,519
Expenses:
Direct operating costs	4,095,850	3,102,321
Depreciation, depletion and amortization	1,856,660	1,633,467
Professional fees	1,071,740	1,483,720
Salaries	1,432,081	601,533
Administrative expense	798,457	808,836
Total expenses	9,254,788	7,629,877
Income from operations	1,687,482	866,642
Other income (expense):
Interest expense	(772,471)	(302,357)
Gain (loss) on derivatives	(740,456)	55,708
Other income	1,115,898	121,127
Total other income (expense)	(397,029)	(125,522)
Income before provision for income taxes	1,290,453	741,120
Provision for income taxes	0	0
Net income	1,290,453	741,120
Net income attributed to EnerJex Resources Inc.	1,290,453	345,992
Net income attributed to non-controlling interest in subsidiary	0	395,128
Net income	1,290,453	741,120
Net income attributed to EnerJex Resources Inc.	1,290,453	345,992
Preferred dividends	(1,039,516)	(608,459)
Net income (loss) attributed to EnerJex Resources Inc. common stockholders	$ 250,937	$ (262,467)
Net Income (loss) per share- basic and diluted	$ 0.00	$ 0.00
Weighted average shares outstanding	78,229,050	69,714,758